ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2022
Mercurity Fintech Technology Holding Inc [Member]
Variable interest entity, qualitative or quantitative information, date involvement began	Jul. 15, 2022
Variable interest entity, qualitative or quantitative information, place of establishment	US
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
Mercurity Limited
Variable interest entity, qualitative or quantitative information, date involvement began	May 21, 2019
Variable interest entity, qualitative or quantitative information, place of establishment	British Virgin Islands
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
Ucon Capital (HK) Limited [Member]
Variable interest entity, qualitative or quantitative information, date involvement began	May 21, 2019
Variable interest entity, qualitative or quantitative information, place of establishment	Hong Kong
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
Beijing Lianji Future Technology Co., Ltd [Member]
Variable interest entity, qualitative or quantitative information, date involvement began	May 21, 2019
Variable interest entity, qualitative or quantitative information, place of establishment	PRC
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
NBPay Investment
Variable interest entity, qualitative or quantitative information, date involvement began	Mar. 02, 2020
Variable interest entity, qualitative or quantitative information, place of establishment	British Virgin Islands
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
NBpay Fintech Pte Ltd.
Variable interest entity, qualitative or quantitative information, date involvement began	Mar. 02, 2020
Variable interest entity, qualitative or quantitative information, place of establishment	Singapore
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%
Golden Nation Ltd.
Variable interest entity, qualitative or quantitative information, date involvement began	Oct. 17, 2021
Variable interest entity, qualitative or quantitative information, place of establishment	US
Variable interest entity, qualitative or quantitative information, ownership percentage	100.00%